EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS [abstract]
Schedule of equity investments
	2019	2020
Non-current:
Publicly traded investments
Equity investment in MEG Energy Corporation ("MEG") classified at FVTOCI (1)	1,127	653
	1,127	653

Non-publicly traded investments
Private equity fund in Kerogen Energy Fund classified at FVTOCI (2)	1,778	1,140
Other equity investments classified at FVTOCI	31	36
	1,809	1,176
	2,936	1,829

(1)                MEG is principally engaged in the exploitation and production of oil sands. The investment in MEG is designated by the Group as at FVTOCI. As at December 31, 2020, the investment in MEG was stated at the quoted market price.

(2)                Kerogen Energy Fund is principally engaged in the investment in the oil and gas industry. The equity investment in Kerogen Energy Fund is designated by the Group as at FVTOCI.

Schedule of other financial assets
	2019	2020
Current:
Publicly traded investments classified at FVTPL:
Money market funds (1)	6,660	-

Non-publicly traded investments classified at FVTPL:
Corporate wealth management products (2)	107,853	61,662
	114,513	61,662

(1)                The money market funds can be redeemed at any time.

(2)                The corporate wealth management products will mature from 6 January, 2021 to 13 October, 2021 (2019: from January 8, 2020 to October 14, 2020).